FINANCIAL INSTRUMENTS (Details 2) - Loans And Borrowings [Member] ¥ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
IfrsStatementLineItems [Line Items]
Carrying amount			¥ 74,000
Fair value			¥ 77,636